Vanguard Global ESG Select Stock Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard Global ESG Select Stock Fund	Jan. 31, 2026
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.54%
Admiral Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.44%